Schedule of Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Year one		$ 256,414
Year two		69,421
Total undiscounted cash flows		325,835
Less: amount representing interest		(9,827)
Present value of operating lease liability		316,008	$ 546,022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Remainder of year one	$ 68,014
Year one	69,421
Total undiscounted cash flows	137,435
Less: amount representing interest	(1,451)
Present value of operating lease liability	135,984	316,008
Less: current portion of operating lease liability	135,984	246,880	230,014
Long-term operating lease liability		69,128	316,008
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Remainder of year one	21,491
Year one	87,038
Year two	89,650
Year three	53,199
Total undiscounted cash flows	251,378
Less: amount representing interest	(16,719)
Present value of operating lease liability	234,659	287,994
Less: current portion of operating lease liability	76,742	72,034
Long-term operating lease liability	$ 157,917	215,960
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Year one		84,503
Year two		87,038
Year three		89,650
Year four		53,199
Total undiscounted cash flows		314,390
Less: amount representing interest		(26,396)
Present value of operating lease liability		287,994
Less: current portion of operating lease liability		$ 72,034